General, Description of Business, Basis of Presentation and Summary of Significant Accounting Policies General, Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)
12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Regulatory Assets and Liabilities [Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2013 and 2012 are as follows:

	December 31,
	2013	2012
	(Millions)
Current assets reported within Other current assets	$39	$39
Noncurrent assets reported within Regulatory assets, deferred charges, and other	315	275
Total regulated assets	$354	$314

Current liabilities reported within Other accrued liabilities	$19	$15
Noncurrent liabilities reported within Regulatory liabilities, deferred income and other	289	250
Total regulated liabilities	$308	$265